Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Software	1,156,390	1,080,111	137,734
Patent	826,120	857,234	109,314
Total	1,982,510	1,937,345	247,048
Less: accumulated amortization	(1,331,810)	(1,344,368)	(171,432)
Intangible assets, net	650,700	592,977	75,616